Share based compensation reserve (Tables)	9 Months Ended
Sep. 30, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded restricted shares to the management team (the “Management Share Awards”) as of the following award dates.

	January 1, 2021 Award	January 1, 2022 Award	January 1, 2023 Award	January 1, 2024 Award	Other Awards	Total
Number of awards outstanding at January 1, 2024	605,600	730,594	1,003,808	—	163,000	2,503,002
New awards granted in the period	—	—	—	1,190,090	252,991	1,443,081
Forfeitures in the period	—	(16,389)	(68,084)	(116,261)	(14,000)	(214,734)
Awards lapsed in the period	(129,048)	—	—	—	—	(129,048)
Awards vested and issued in period	(476,552)	—	—	—	—	(476,552)
Number of awards outstanding at September 30, 2024	—	714,205	935,724	1,073,829	401,991	3,125,749

Summary of Management Share Award Inputs and Assumptions	Based on the latest revision to schemes, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are as follows:

	January 1, 2022 Award *	January 1, 2023 Award *	January 1, 2024 Award *
Grant date price	$25.39	$17.24	$16.95
Exercise price	$—	$—	$—
Expected life of restricted share	3.00 years	3.00 years	3.00 years
Expected volatility of the share price	28.0%	N/A	N/A
Dividend yield expected	—%	N/A	N/A
Risk free rate	1.15%	N/A	N/A
Employee exit rate	14.0%	18.0%	15.0%
EBITDA Performance Target Conditions	35.0%	75.0%	75.0%
*Note: The table above does not include details on awards that only require continued employment over the vesting period and have only non-company wide specific performance conditions.

Schedule of Reserves within Equity
Share based compensation reserve

	2024	2023
	€m	€m
Balance as of January 1	31.4	13.8
Non-Executive Directors' restricted share awards charge	0.4	0.4
Directors' and Senior Management share awards charge	8.1	19.4
Shares issued upon vesting of awards	(10.1)	(0.3)
Reclassification of awards for settlement of tax liabilities	(3.6)	(5.3)
Balance as of September 30	26.2	28.0